Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Current tax:
Total current tax	£ 1,706	£ 1,315
Deferred tax:
Income tax credit	1,702	1,310
U.K. [member]
Current tax:
In respect of current period	1,706	1,315
Deferred tax:
In respect of current period	(4)	(4)
U.S. [member]
Current tax:
In respect of current period		0
Deferred tax:
In respect of prior period	£ 0	£ (1)